Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized cost	$ 232,349	$ 138,267
Gross unrealized gains	309	242
Gross unrealized losses	(89)	(90)
Fair value	232,569	138,419
Corporate bond [Member]
Marketable Securities [Line Items]
Amortized cost	83,335	50,543
Gross unrealized gains	144	73
Gross unrealized losses	(24)	(6)
Fair value	83,455	50,610
Agency bond [Member]
Marketable Securities [Line Items]
Amortized cost	57,546	60,575
Gross unrealized gains	23	121
Gross unrealized losses	(43)	(59)
Fair value	57,526	60,637
Treasury bills [Member]
Marketable Securities [Line Items]
Amortized cost	24,846	972
Gross unrealized gains
Gross unrealized losses	(14)	(3)
Fair value	24,832	969
US Government bond [Member]
Marketable Securities [Line Items]
Amortized cost	66,622	26,177
Gross unrealized gains	142	48
Gross unrealized losses	(8)	(22)
Fair value	$ 66,756	$ 26,203